Share-based compensation	6 Months Ended
Jun. 30, 2023
Share-based compensation
Share-based compensation

13. Share-based compensation

The total share-based compensation expense recognized in the statement of comprehensive loss for equity incentive units granted to directors, executives, employees and consultants for the three-month and six-month periods ended June 30, 2023 amounted to CHF 490,601 and CHF 921,797, respectively (CHF 659,259 and CHF 2,099,311 for the three-month and six-month periods ended June 30, 2022). The decrease of CHF 0.2 million and CHF 1.2 million for the three-month and six-month periods is primarily related to the increase in fair value of equity incentive units during the first quarter of 2022 following the modification of certain terms on January 4, 2022.

As of June 30, 2023, 13,949,886 options were outstanding (respectively 777,000 options as of December 31, 2022). During the six-month period ended June 30, 2023, the Group granted 13,172,886 options with vesting over 4 years and a 10-year exercise period of which 12,736,209 options exercisable at CHF 0.13 and 436,677 options exercisable at CHF 0.10. As of June 30, 2023 and December 31, 2022, there are no equity sharing certificates (ESCs) outstanding.

As of June 30, 2023, 17,431,572 shares benefiting from our Deferred Strike Price Payment Plan (DSPPP) were outstanding (respectively 17,438,883 shares as of December 31, 2022). During the first half of 2023, 7,311 shares have been forfeited from our DSPPP. All the shares benefiting from our DSPPP have been recorded as treasury shares in accordance with IFRS 2 (see note 12).